UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)
Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2012

Item 1. Schedule of Investments.

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 95.3%
	CONSUMER DISCRETIONARY – 14.6%
2,875	ANN, Inc.*1	$69,748
6,950	Arcos Dorados Holdings, Inc. - Class A1	149,425
2,200	Autoliv, Inc.1	138,798
445	AutoZone, Inc.*1	154,807
1,600	Buckle, Inc.1	69,808
700	Cabela's, Inc.*1	18,256
7,175	Callaway Golf Co.1	48,073
16,650	Cie Financiere Richemont S.A. - ADR1	94,239
6,750	Cie Generale des Etablissements Michelin - ADR1	92,407
3,891	Cinemark Holdings, Inc.1	76,731
2,845	Columbia Sportswear Co.1	130,443
16,000	Esprit Holdings Ltd. - ADR1	46,560
2,175	Foot Locker, Inc.1	57,072
11,385	Gannett Co., Inc.1	161,325
4,951	Goodyear Tire & Rubber Co.*1	64,363
4,880	HSN, Inc.1	174,167
4,038	Iconix Brand Group, Inc.*1	74,340
2,150	International Speedway Corp. - Class A1	55,449
3,080	J.C. Penney Co., Inc.1	127,974
1,500	Jack in the Box, Inc.*1	31,800
2,700	Johnson Outdoors, Inc. - Class A*1	45,927
4,150	JOS A Bank Clothiers, Inc.*1	198,162
2,900	Koss Corp.1	15,979
2,150	Lacrosse Footwear, Inc.1	27,047
4,900	Lakeland Industries, Inc.*1	46,158
50,600	Li & Fung Ltd. - ADR1	221,122
2,500	LVMH Moet Hennessy Louis Vuitton S.A. - ADR1	80,750
2,234	Macy's, Inc.1	75,263
2,400	Marcus Corp.1	29,064
710	McDonald's Corp.1	70,326
975	Mohawk Industries, Inc.*1	59,631
2,900	Monarch Casino & Resort, Inc.*1	30,885
5,120	Newell Rubbermaid, Inc.1	94,566
2,276	Penske Automotive Group, Inc.	50,937
1,995	Polaris Industries, Inc.1	128,478
1,580	Ross Stores, Inc.1	80,296
2,855	Scripps Networks Interactive, Inc. - Class A1	123,793
9,620	Service Corp. International1	106,782
1,700	Steiner Leisure Ltd.*1	83,946
4,450	Sturm Ruger & Co., Inc.1	176,442
3,895	Thor Industries, Inc.1	119,421
1,350	Toyota Motor Corp. - ADR1	99,198
1,220	Tractor Supply Co.1	98,539
400	Value Line, Inc.1	4,488

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
2,020	Wyndham Worldwide Corp.1	$80,315
		3,983,300

	CONSUMER STAPLES – 9.2%
1,400	Cal-Maine Foods, Inc.1	53,144
2,700	Cia de Bebidas das Americas - ADR1	98,253
3,800	Coca-Cola Enterprises, Inc.1	101,802
950	Coca-Cola Femsa S.A.B. de C.V. - ADR1	93,100
1,772	CVS Caremark Corp.1	73,981
8,560	Darling International, Inc.*1	130,797
1,000	Diageo PLC - ADR1	88,590
3,350	Flowers Foods, Inc.1	64,822
4,600	Heineken N.V. - ADR1	106,398
1,150	Imperial Tobacco Group PLC - ADR1	82,340
3,575	Inter Parfums, Inc.1	59,703
2,850	J&J Snack Foods Corp.1	145,435
1,972	Kraft Foods, Inc. - Class A1	75,528
7,200	L'Oreal S.A. - ADR1	153,360
700	Lancaster Colony Corp.1	48,643
3,900	Nestle S.A. - ADR1	224,367
1,100	Oil-Dri Corp. of America1	23,089
11,500	Reckitt Benckiser Group PLC - ADR1	122,590
1,750	Ruddick Corp.1	70,595
5,350	Safeway, Inc.1	117,593
700	Sanderson Farms, Inc.1	35,658
5,655	Smithfield Foods, Inc.*1	126,276
4,700	Tesco PLC - ADR1	71,769
400	Tootsie Roll Industries, Inc.1	9,696
5,850	Wal-Mart de Mexico S.A.B. de C.V. - ADR1	180,355
975	WD-40 Co.1	42,647
1,150	Weis Markets, Inc.1	48,611
945	Whole Foods Market, Inc.1	69,958
		2,519,100

	ENERGY – 7.3%
2,488	Basic Energy Services, Inc.*1	44,809
1,800	Bill Barrett Corp.*1	49,716
704	Chevron Corp.1	72,568
1,350	Core Laboratories N.V.1	143,410
650	Dawson Geophysical Co.*1	23,134
1,125	Dresser-Rand Group, Inc.*1	57,634
800	Dril-Quip, Inc.*1	52,776
1,450	Ensco PLC - ADR1	76,328
2,900	Forest Oil Corp.*	37,700
2,700	Gulf Island Fabrication, Inc.1	81,945

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
850	Gulfmark Offshore, Inc. - Class A*1	$38,862
5,373	Key Energy Services, Inc.*1	77,801
500	Lufkin Industries, Inc.1	37,610
2,514	Marathon Oil Corp.1	78,914
901	National Oilwell Varco, Inc.1	66,656
3,275	Newfield Exploration Co.*1	123,828
4,150	Noble Corp.*1	144,586
925	Oil States International, Inc.*1	73,713
9,155	Petroquest Energy, Inc.*1	58,775
2,545	Plains Exploration & Production Co.*1	95,997
1,700	RPC, Inc.1	25,925
625	SM Energy Co.1	45,363
1,375	Tidewater, Inc.1	74,044
1,450	Total S.A. - ADR1	76,806
2,700	Unit Corp.*1	122,175
12,420	Weatherford International Ltd.*1	207,911
		1,988,986

	FINANCIALS – 15.1%
2,870	ACE Ltd.1	199,752
2,135	Affiliated Managers Group, Inc.*1	214,589
3,796	Alterra Capital Holdings Ltd.1	91,749
7,035	American Equity Investment Life Holding Co.1	81,114
1,445	American Express Co.	72,452
3,007	Argo Group International Holdings Ltd.1	86,632
1,275	Arthur J. Gallagher & Co.1	42,509
450	Bar Harbor Bankshares1	13,586
8,950	Barclays PLC - ADR1	121,093
3,250	Brookfield Asset Management, Inc. - Class A1	99,027
7,971	Cardinal Financial Corp.1	89,355
2,408	Community Trust Bancorp, Inc.1	74,190
2,489	Corporate Office Properties Trust - REIT1	60,308
975	Cullen/Frost Bankers, Inc.1	54,278
2,300	DBS Group Holdings Ltd. - ADR1	98,693
1,350	Deutsche Bank A.G.1	57,632
2,707	Discover Financial Services1	73,576
450	Erie Indemnity Co. - Class A1	34,502
3,708	First Financial Bancorp1	64,445
900	First of Long Island Corp.1	23,931
3,691	FirstMerit Corp.1	57,912
3,935	HCC Insurance Holdings, Inc.1	109,236
850	Home Properties, Inc. - REIT1	50,643
1,480	Howard Hughes Corp.*1	76,694
2,150	HSBC Holdings PLC - ADR1	89,935

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,619	Iberiabank Corp.1	$84,641
2,030	Infinity Property & Casualty Corp.1	118,308
725	Jones Lang LaSalle, Inc.1	57,101
600	KBW, Inc.1	10,398
750	Knight Capital Group, Inc. - Class A*1	9,743
4,050	Lazard Ltd. - Class A1	116,316
1,336	LTC Properties, Inc. - REIT1	42,685
1,750	Mack-Cali Realty Corp. - REIT1	50,330
1,925	MB Financial, Inc.1	34,939
13,688	Meadowbrook Insurance Group, Inc.1	136,469
2,150	ORIX Corp. - ADR1	102,576
1,150	Orrstown Financial Services, Inc.1	8,706
3,950	Provident Financial PLC1	59,692
7,995	Ramco-Gershenson Properties Trust - REIT1	92,502
475	RLI Corp.1	33,877
3,150	Selective Insurance Group, Inc.1	56,637
2,045	StanCorp Financial Group, Inc.1	79,060
1,111	SVB Financial Group*	64,482
1,750	Swiss Re A.G. - ADR*1	94,850
1,875	Texas Capital Bancshares, Inc.*1	59,475
1,662	Torchmark Corp.1	75,904
3,649	Tower Group, Inc.1	78,782
2,620	U.S. Bancorp1	73,936
2,525	United Bankshares, Inc.1	70,473
1,935	Validus Holdings Ltd.1	62,055
5,464	Walter Investment Management Corp.1	102,286
5,650	Westfield Group - ADR1	102,152
5,620	Willis Group Holdings PLC1	218,449
		4,134,657

	HEALTH CARE – 8.5%
1,753	Aetna, Inc.1	76,606
150	Atrion Corp.1	36,659
200	Bio-Rad Laboratories, Inc. - Class A*1	20,312
1,687	Cardinal Health, Inc.1	72,592
2,360	Centene Corp.*1	106,672
1,900	Covidien PLC1	97,850
4,550	Daiichi Sankyo Co., Ltd. - ADR1	86,678
2,025	Genomic Health, Inc.*1	56,194
700	ICU Medical, Inc.*1	32,529
1,777	Magellan Health Services, Inc.*1	86,753
3,000	Merit Medical Systems, Inc.*1	42,330
665	Mettler-Toledo International, Inc.*1	116,707
3,650	Novartis A.G. - ADR1	198,414

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
1,250	Novo Nordisk A/S - ADR1	$148,975
2,594	Par Pharmaceutical Cos., Inc.*1	93,669
3,648	Pfizer, Inc.	78,067
2,700	PSS World Medical, Inc.*1	65,529
1,735	Shire PLC - ADR1	172,667
2,700	Span-America Medical Systems, Inc.1	40,986
967	Teleflex, Inc.1	59,171
5,350	Teva Pharmaceutical Industries Ltd. - ADR1	241,445
2,595	Thermo Fisher Scientific, Inc.*1	137,275
3,800	Utah Medical Products, Inc.1	109,858
3,325	VCA Antech, Inc.*1	74,414
1,925	West Pharmaceutical Services, Inc.1	77,924
		2,330,276

	INDUSTRIALS – 20.2%
6,000	ABB Ltd. - ADR*1	124,980
2,475	Actuant Corp. - Class A1	62,741
3,710	AGCO Corp.*1	188,950
2,850	Apogee Enterprises, Inc.1	39,187
950	Astec Industries, Inc.*1	32,129
1,199	Atlas Air Worldwide Holdings, Inc.*1	57,114
2,225	Barnes Group, Inc.1	56,270
1,700	Canadian National Railway Co.1	128,214
1,650	Carlisle Cos., Inc.1	78,754
4,165	Chicago Bridge & Iron Co. N.V.1	177,346
1,175	CLARCOR, Inc.1	60,407
700	Columbus McKinnon Corp.*1	11,165
4,930	Corrections Corp. of America*1	116,003
2,150	CPI Aerostructures, Inc.*1	30,186
950	Cubic Corp.1	43,928
7,483	Dolan Co.*1	70,565
1,232	Dover Corp.1	78,121
4,627	Ducommun, Inc.1	66,860
950	Espey Manufacturing & Electronics Corp.1	22,658
9,650	Experian PLC - ADR1	129,889
3,550	FANUC Corp. - ADR1	99,045
2,885	Flowserve Corp.1	317,840
2,025	Gardner Denver, Inc.1	151,065
5,050	Gorman-Rupp Co.1	158,469
1,650	Graham Corp.1	36,003
6,450	Granite Construction, Inc.1	171,763
1,450	Hardinge, Inc.1	15,414
725	Hubbell, Inc. - Class B1	52,171
5,235	IDEX Corp.1	212,122

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
2,700	Insteel Industries, Inc.1	$34,560
1,040	ITT Corp.1	22,610
2,725	John Bean Technologies Corp.1	44,717
808	Joy Global, Inc.1	73,278
1,100	Key Technology, Inc.*1	13,695
500	Kirby Corp.*1	33,385
2,900	LB Foster Co. - Class A1	86,565
450	Lincoln Electric Holdings, Inc.1	19,328
1,050	LS Starrett Co. - Class A1	15,236
1,900	LSI Industries, Inc.1	13,509
900	Marten Transport Ltd.1	19,665
5,002	MasTec, Inc.*1	81,483
3,400	Mfri, Inc.*1	25,092
1,350	Mine Safety Appliances Co.1	46,089
1,895	MSC Industrial Direct Co. - Class A1	144,058
1,100	National Presto Industries, Inc.1	107,492
2,545	Nordson Corp.1	115,390
4,966	Orbital Sciences Corp.*1	71,957
3,495	Pentair, Inc.1	128,686
1,100	Powell Industries, Inc.*1	38,071
957	Regal-Beloit Corp.	54,329
3,815	Republic Services, Inc.1	111,703
1,467	Ryder System, Inc.1	82,563
7,500	SGS S.A. - ADR1	134,925
2,200	SIFCO Industries, Inc.1	48,334
5,373	Sterling Construction Co., Inc.*1	64,530
2,050	Sun Hydraulics Corp.1	57,584
1,100	Tennant Co.1	42,328
2,000	Tetra Tech, Inc.*	46,260
3,850	Timken Co.1	187,995
5,240	Titan International, Inc.1	126,494
5,500	Trinity Industries, Inc.1	173,030
6,331	URS Corp.*1	260,521
414	W.W. Grainger, Inc.1	78,966
2,850	Werner Enterprises, Inc.1	74,470
2,080	Xylem, Inc.1	53,893
		5,522,150

	INFORMATION TECHNOLOGY – 10.1%
12,629	Actuate Corp.*1	72,743
6,280	Acxiom Corp.*1	86,162
975	Anixter International, Inc.*1	63,872
179	Apple, Inc.*1	81,710
2,800	ARM Holdings PLC - ADR1	80,864

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
550	Badger Meter, Inc.1	$17,677
1,100	Baidu, Inc. - ADR*1	140,272
6,395	Broadridge Financial Solutions, Inc.1	153,288
700	Cabot Microelectronics Corp.*1	35,294
800	CACI International, Inc. - Class A*1	46,952
4,585	CTS Corp.1	46,125
4,075	Daktronics, Inc.1	44,581
2,880	Ebix, Inc.1	71,366
1,590	Fiserv, Inc.*1	99,995
8,199	Global Cash Access Holdings, Inc.*1	43,455
2,000	Infosys Ltd. - ADR1	109,980
387	International Business Machines Corp.	74,536
1,439	Intuit, Inc.1	81,217
3,320	Jabil Circuit, Inc.1	75,231
1,350	Littelfuse, Inc.1	68,459
13,291	LTX-Credence Corp.*1	88,651
2,650	Mantech International Corp. - Class A1	93,147
4,875	Micrel, Inc.1	56,355
2,850	Microsemi Corp.*1	56,373
1,350	MKS Instruments, Inc.1	40,703
1,300	MTS Systems Corp.1	59,657
2,075	National Instruments Corp.1	55,838
1,441	NICE Systems Ltd. - ADR*1	51,818
2,775	Parametric Technology Corp.*1	69,847
1,925	Park Electrochemical Corp.1	58,462
825	Syntel, Inc.1	38,709
12,300	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR1	173,184
11,150	Telefonaktiebolaget LM Ericsson - ADR1	103,360
5,310	Teradyne, Inc.*1	86,819
4,627	ValueClick, Inc.*1	80,695
8,650	Western Union Co.1	165,215
		2,772,612

	MATERIALS – 7.4%
4,550	Anglo American PLC - ADR1	94,139
3,100	Aptargroup, Inc.1	162,502
800	Balchem Corp.1	30,272
1,250	BASF S.E. - ADR1	96,512
7,718	Buckeye Technologies, Inc.1	258,785
1,175	Carpenter Technology Corp.1	61,664
1,589	Celanese Corp.1	77,400
1,200	Eagle Materials, Inc.1	35,292
882	FMC Corp.1	81,744
1,000	Hawkins, Inc.1	39,600

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
1,556	Innospec, Inc.*1	$50,368
1,775	Intrepid Potash, Inc.*1	42,405
2,150	KMG Chemicals, Inc.1	39,582
1,750	Materion Corp.*1	51,468
4,690	MeadWestvaco Corp.1	138,074
4,750	Novozymes A/S - ADR1	134,330
2,393	OM Group, Inc.*1	64,922
3,100	Potash Corp. of Saskatchewan, Inc.1	144,894
1,241	Rock-Tenn Co. - Class A1	76,768
1,725	Sensient Technologies Corp.1	68,344
200	Stepan Co.1	17,188
3,850	Synalloy Corp.1	41,426
2,310	Walter Energy, Inc.1	159,690
2,500	Worthington Industries, Inc.1	46,025
850	Zep, Inc.1	13,923
		2,027,317

	TELECOMMUNICATION SERVICES – 1.0%
1,990	CenturyLink, Inc.1	73,690
2,050	Chunghwa Telecom Co., Ltd. - ADR1	66,441
2,800	NII Holdings, Inc.*1	56,308
2,750	Tim Participacoes S.A. - ADR1	79,337
		275,776

	UTILITIES – 1.9%
9,200	AES Corp.*1	117,392
3,297	Duke Energy Corp.1	70,259
1,852	Great Plains Energy, Inc.1	38,188
1,775	IDACORP, Inc.1	74,816
2,960	OGE Energy Corp.1	156,466
2,625	Westar Energy, Inc.1	74,655
		531,776

	TOTAL COMMON STOCKS (Cost $25,221,690)	26,085,950

	EXCHANGE-TRADED FUNDS – 6.9%
20,300	Guggenheim China All-Cap ETF1	483,546
11,400	Guggenheim China Small Cap ETF1	239,286
2,700	iShares MSCI Australia Index Fund1	63,234
22,008	iShares MSCI Hong Kong Index Fund1	371,935
2,957	iShares MSCI Philippines Investable Market Index Fund1	76,853
8,000	iShares MSCI Singapore Index Fund1	99,040
6,123	iShares MSCI South Korea Index Fund1	351,215
114	iShares MSCI Taiwan Index Fund1	1,452

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
500	iShares MSCI Thailand Index Fund1	$32,485
5,429	Market Vectors Indonesia Index ETF1	160,156
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,790,073)	1,879,202

	OTHER POOLED INVESTMENT VEHICLES – 0.8%
2,107	MW GaveKal Asian Opportunities UCITS Fund - Class A*2	227,587
	TOTAL OTHER POOLED INVESTMENT VEHICLES (Cost $250,028)	227,587

	SHORT-TERM INVESTMENTS – 3.1%
833,979	Fidelity Institutional Money Market Fund, 0.21%3	833,979
	TOTAL SHORT-TERM INVESTMENTS (Cost $833,979)	833,979
	TOTAL INVESTMENTS – 106.1% (Cost $28,095,770)	29,026,718

	Liabilities in Excess of Other Assets – (6.1)%	(1,666,531)
	TOTAL NET ASSETS – 100.0%	$27,360,187

	SECURITIES SOLD SHORT – (98.8)%
	COMMON STOCKS – (10.5)%
	CONSUMER DISCRETIONARY – (2.4)%
(3,300)	CarMax, Inc.*	(100,419)
(1,300)	Deckers Outdoor Corp.*	(105,105)
(1,550)	Discovery Communications, Inc. - Class A*	(66,464)
(4,400)	Hanesbrands, Inc.*	(108,240)
(700)	Netflix, Inc.*	(84,140)
(7,350)	PulteGroup, Inc.*	(54,758)
(850)	Under Armour, Inc. - Class A*	(67,677)
(1,500)	Whirlpool Corp.	(81,480)
		(668,283)

	CONSUMER STAPLES – (0.7)%
(1,050)	Energizer Holdings, Inc.*	(80,976)
(2,100)	Green Mountain Coffee Roasters, Inc.*	(112,014)
		(192,990)

	FINANCIALS – (1.1)%
(2,300)	CIT Group, Inc.*	(87,722)
(4,000)	Citigroup, Inc.	(122,880)
(9,300)	TCF Financial Corp.	(93,372)
		(303,974)

	HEALTH CARE – (1.3)%
(4,950)	ICON PLC - ADR*	(96,574)

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
(3,050)	Medidata Solutions, Inc.*	$(63,745)
(3,150)	PAREXEL International Corp.*	(75,915)
(3,700)	STERIS Corp.	(111,296)
		(347,530)

	INDUSTRIALS – (0.7)%
(1,700)	Rockwell Collins, Inc.	(98,413)
(1,850)	Snap-on, Inc.	(104,543)
		(202,956)

	INFORMATION TECHNOLOGY – (3.8)%
(3,800)	Amdocs Ltd.*	(111,872)
(4,700)	Aruba Networks, Inc.*	(104,246)
(900)	Concur Technologies, Inc.*	(47,115)
(4,000)	Constant Contact, Inc.*	(99,920)
(950)	First Solar, Inc.*	(40,166)
(3,850)	Juniper Networks, Inc.*	(80,581)
(1,450)	OpenTable, Inc.*	(69,847)
(1,900)	Opnet Technologies, Inc.	(67,355)
(2,400)	Pegasystems, Inc.	(68,064)
(950)	Salesforce.com, Inc.*	(110,960)
(1,900)	Teradata Corp.*	(101,764)
(850)	Universal Display Corp.*	(35,793)
(2,650)	Zebra Technologies Corp. - Class A*	(100,329)
		(1,038,012)

	MATERIALS – (0.5)%
(1,500)	Martin Marietta Materials, Inc.	(123,765)
	TOTAL COMMON STOCKS (Proceeds $2,758,791)	(2,877,510)
	EXCHANGE-TRADED FUNDS – (88.3)%
(130,900)	iShares MSCI EAFE Index Fund	(6,825,126)
(14,620)	iShares MSCI Emerging Markets Index Fund	(615,941)
(14,750)	iShares Russell 2000 Index Fund	(1,166,282)
(92,150)	iShares Russell 2000 Value Index Fund	(6,455,108)
(18,930)	SPDR S&P 500 ETF Trust	(2,483,805)
(35,500)	SPDR S&P MidCap 400 ETF Trust	(6,035,000)
(13,500)	Vanguard MSCI Emerging Markets ETF	(571,320)
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $24,809,690)	(24,152,582)
	TOTAL SECURITIES SOLD SHORT (Proceeds $27,568,481)	$(27,030,092)

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2012 (Unaudited)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
UCITS – Undertakings for Collective Investment in Transferrable Securities

* Non-income producing security.
1 All or a portion of this security is segregated as collateral for securities sold short. The aggregate value of segregated securities is $25,105,661.
2 Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 0.8% of total net assets.
3 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Absolute Alpha Fund
SUMMARY OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	20.2%
Financials	15.1%
Consumer Discretionary	14.6%
Information Technology	10.1%
Consumer Staples	9.2%
Health Care	8.5%
Materials	7.4%
Energy	7.3%
Utilities	1.9%
Telecommunication Services	1.0%
Total Common Stocks	95.3%
Exchange-Traded Funds	6.9%
Other Pooled Investment Vehicles	0.8%
Short-Term Investments	3.1%
Total Investments	106.1%
Liabilities in Excess of Other Assets	(6.1)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS – 97.6%
3,100	iShares Barclays 0-5 Year TIPS Bond Fund	$319,554
5,500	iShares Barclays 1-3 Year Credit Bond Fund	576,400
7,300	iShares Barclays 1-3 Year Treasury Bond Fund	617,361
1,800	iShares Barclays MBS Bond Fund	195,066
20,800	iShares Russell 1000 Growth Index Fund	1,274,624
700	iShares Russell 1000 Value Index Fund	46,137
1,700	iShares Russell 2000 Index Fund	134,419
7,300	PIMCO Enhanced Short Maturity Strategy Fund	733,358
4,300	WisdomTree Managed Futures Strategy Fund*	190,490
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,009,877)	4,087,409

	SHORT-TERM INVESTMENTS – 2.3%
96,978	Fidelity Institutional Money Market Fund, 0.21%1	96,978
	TOTAL SHORT-TERM INVESTMENTS (Cost $96,978)	96,978

	TOTAL INVESTMENTS – 99.9% (Cost $4,106,855)	4,184,387

	Other Assets in Excess of Liabilities – 0.1%	5,059
	TOTAL NET ASSETS – 100.0%	$4,189,446

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

361 Long/Short Equity Fund
SUMMARY OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds	97.6%
Short-Term Investments	2.3%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS – 45.4%
6,915	iShares Barclays 0-5 Year TIPS Bond Fund	$712,812
12,280	iShares Barclays 1-3 Year Credit Bond Fund	1,286,944
16,137	iShares Barclays 1-3 Year Treasury Bond Fund	1,364,706
3,952	iShares Barclays MBS Bond Fund	428,278
15,105	PIMCO Enhanced Short Maturity Strategy Fund	1,517,449
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,292,612)	5,310,189

	SHORT-TERM INVESTMENTS – 32.7%
3,823,428	Fidelity Institutional Money Market Fund, 0.21%1	3,823,428
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,823,428)	3,823,428

	TOTAL INVESTMENTS – 78.1% (Cost $9,116,040)	9,133,617

	Other Assets in Excess of Liabilities – 21.9%	2,565,289
	TOTAL NET ASSETS – 100.0%	$11,698,906

1 The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

361 Managed Futures Strategy Fund
SUMMARY OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Security Type	Percent of Total Net Assets
Exchange-Traded Funds	45.4%
Short-Term Investments	32.7%
Total Investments	78.1%
Other Assets in Excess of Liabilities	21.9%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2012 (Unaudited)

Note 1 – Organization
361 Absolute Alpha Fund, 361 Long/Short Equity Fund and 361 Managed Futures Strategy Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The 361 Absolute Alpha Fund’s primary investment objective is to seek capital appreciation with low volatility and low correlation relative to the broad domestic and foreign equity markets. The Fund commenced investment operations on December 31, 2010, with two classes of shares, Class A and Class I.

The 361 Long/Short Equity Fund’s primary investment objective is to outperform the S&P 500 Index but with lower volatility and a low correlation to that Index.  As a secondary objective, the Long/Short Equity Fund also seeks to outperform the HFRX Equity Hedge Index. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

The 361 Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source.  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Open-end mutual fund investments (including money market funds) are valued at net asset value. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2012 (Unaudited)

unexercised are treated by the Funds on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Funds, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Funds had the following futures contracts open at January 31, 2012:

Absolute Alpha:

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at January 31, 2012	Unrealized Appreciation (Depreciation)
83	E-mini Nasdaq-100 Index	March 2012	$3,465,931	$3,461,910	$(4,021)
					$(4,021)

(d) Short Sales – The Funds may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which the Funds sell a security it does not own.  To complete such a transaction, the Funds must borrow the security to make delivery to the buyer.  The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Funds.  Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Funds also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2012 (Unaudited)

closed out. A gain, limited to the price at which the Funds sell the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Note 3 – Federal Income Taxes
At January 31, 2012, the gross unrealized appreciation (depreciation) of investments and options, based on cost for federal income tax purposes were as follows:

	Absolute Alpha	Long/Short Equity	Managed Futures Strategy
Cost of investments	$28,408,021	$4,109,395	$9,116,040

Gross unrealized appreciation	3,184,583	83,259	17,577
Gross unrealized depreciation	(2,319,579)	(8,267)	-
Net unrealized appreciation	$865,004	$74,992	$17,577

Proceeds from securities sold short	$(27,276,399)	$-	$-

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2012 (Unaudited)

The inputs to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s assets carried at fair value:

Absolute Alpha:
	Level 1	Level 2	Level 33	Total
Assets
Investments
Common Stocks1	$26,085,950	$-	$-	$26,085,950
Exchange-Traded Funds	1,879,202	-	-	1,879,202
Other Pooled Investment Vehicles	-	227,587	-	227,587
Short-Term Investments	833,979	-	-	833,979
Total Investments	$28,799,131	$227,587	$-	$29,026,718
Other Financial Instruments2
Futures Contracts	$(4,021)	$-	$-	$(4,021)
Total Assets	$28,795,110	$227,587	$-	$29,022,697

Liabilities
Securities Sold Short
Common Stocks1	$2,877,510	$-	$-	$2,877,510
Exchange-Traded Funds	24,152,582	-	-	24,152,582
Total Liabilities	$27,030,092	$-	$-	$27,030,092

Long/Short Equity:
	Level 1	Level 2	Level 33	Total
Investments
Exchange-Traded Funds	4,087,409	-	-	4,087,409
Short-Term Investments	96,978	-	-	96,978
Total Investments	$4,184,387	$-	$-	$4,184,387

Managed Futures Strategy:
	Level 1	Level 2	Level 33	Total
Investments
Exchange-Traded Funds	$5,310,189	$-	$-	$5,310,189
Short-Term Investments	3,823,428	-	-	3,823,428
Total Investments	$9,113,617	$-	$-	$9,113,617

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2 Other financial instruments are derivative instruments such as futures contracts, forward contracts, purchased options contracts, swap contracts and written options contracts.  Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while purchased and written options contracts are valued at market value.
3 The Funds did not hold any Level 3 securities as of January 31, 2012.

There were no transfer between Levels as of the beginning and ending of the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	March 28, 2012

By:	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	March 28, 2012